Short And Long Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Short And Long Term Debt
SHORT AND LONG-TERM DEBT
Total indebtedness is as follows:

	June 30, 2012	December 31, 2011
Senior Secured Credit Facility:
Non-extended revolving credit facility	$—	$78
Extended revolving credit facility	109	97
Non-extended term loan facility	—	629
Extended term loan facility	1,822	1,822
First Lien Notes	593	—
Existing First and a Half Lien Notes	700	700
New First and a Half Lien Notes	325	—
Second Lien Loans	650	650
Other bank indebtedness	105	133
Existing Notes:
10.50% Senior Notes	64	64
11.00%/11.75% Senior Toggle Notes	41	52
12.375% Senior Subordinated Notes	188	187
Extended Maturity Notes:
11.50% Senior Notes	489	489
12.00% Senior Notes	129	129
13.375% Senior Subordinated Notes	10	10
11.00% Convertible Notes	2,110	2,110
Securitization Obligations:
Apple Ridge Funding LLC	245	296
Cartus Financing Limited	22	31
	$7,602	$7,477

Indebtedness Table
As of June 30, 2012, the total capacity, outstanding borrowings and available capacity under the Company’s borrowing arrangements were as follows:

	Interest Rate	Expiration Date	Total Capacity	Outstanding Borrowings	Available Capacity
Senior Secured Credit Facility:
Extended revolving credit facility (1)	(2)	April 2016	$363	$109	$165
Extended term loan facility	(3)	October 2016	1,822	1,822	—
First Lien Notes	7.625%	January 2020	593	593	—
Existing First and a Half Lien Notes	7.875%	February 2019	700	700	—
New First and a Half Lien Notes	9.00%	January 2020	325	325	—
Second Lien Loans	13.50%	October 2017	650	650	—
Other bank indebtedness (4)		Various	108	105	3
Existing Notes:
Senior Notes	10.50%	April 2014	64	64	—
Senior Toggle Notes (5)	11.00%	April 2014	41	41	—
Senior Subordinated Notes (6)	12.375%	April 2015	190	188	—
Extended Maturity Notes:
Senior Notes (7)	11.50%	April 2017	492	489	—
Senior Notes (8)	12.00%	April 2017	130	129	—
Senior Subordinated Notes	13.375%	April 2018	10	10	—
Convertible Notes	11.00%	April 2018	2,110	2,110	—
Securitization obligations: (9)
Apple Ridge Funding LLC		December 2013	400	245	155
Cartus Financing Limited (10)		Various	63	22	41
			$8,061	$7,602	$364
_______________

(1)
The available capacity under this facility was reduced by $89 million of outstanding letters of credit. On August 6, 2012, the Company had $150 million outstanding on the extended revolving credit facility and $89 million of outstanding letters of credit, leaving $124 million of available capacity.

(2)
Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.25% or (b) JPMorgan Chase Bank, N.A., prime rate ("ABR") plus 2.25% in each case subject to reductions based on the attainment of certain leverage ratios.

(3)
Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 4.25% or (b) the higher of the Federal Funds Effective Rate plus 1.75% and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 3.25%.

(4)
Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, a portion of which are issued under the synthetic letter of credit facility: $5 million due in August 2012, $50 million due in January 2013 and $50 million due in July 2013.

(5)	On April 16, 2012, the Company redeemed $11 million principal amount of the outstanding Senior Toggle Notes.

(6)	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $2 million.

(7)	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.

(8)	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.

(9)	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.

(10)	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.
Indebtedness Incurred in Connection with the Merger and Subsequent Debt Transactions
Realogy incurred indebtedness in 2007 in connection with the Merger, which included borrowings under Realogy's senior secured credit facility (the “Senior Secured Credit Facility”) and the issuance of unsecured notes. Realogy borrowed an initial amount of $3,170 million term loan facility under the Senior Secured Credit Facility (consisting of $1,950 million initial term loan facility and a $1,220 million delayed draw term loan facility) with original maturity dates of October 2013. The $1,950 million initial term loan facility was used by Realogy to finance a part of the Merger, including, without limitation, payment of fees and expenses contemplated thereby. In addition, Realogy used the $1,220 million delayed draw term loan facility to finance the refinancing or discharge of Realogy's previously existing senior notes, including, without limitation, the payment of fees and expenses. Realogy issued an original aggregate principal amount of $3,125 million of unsecured notes with maturity dates in 2014 and 2015 (the "Existing Notes") to finance a part of the Merger, including, without limitation, payment of fees and expenses.
In 2009, 2011 and 2012, Realogy completed various debt transactions, which are detailed below, that resulted in the following: (1) additional flexibility with respect to compliance with Realogy's senior secured leverage ratio under the senior secured credit facility; (2) the extension of the maturities of certain portions of our indebtedness; (3) additional liquidity to fund operations; and (4) the issuance of $2,110 million of Convertible Notes.
In September and October 2009, Realogy incurred $650 million of Second Lien Loans (the "Second Lien Loans") under the Senior Secured Credit Facility, the net proceeds of which were used to pay down outstanding balances on the revolving credit facility under the Senior Secured Credit Facility and for working capital as well as to exchange $150 million of Second Lien Loans for $221 million aggregate principal amount of outstanding Senior Toggle Notes.
In January and February of 2011, Realogy completed a series of transactions, referred to herein as the “2011 Refinancing Transactions,” to refinance portions of its Senior Secured Credit Facility and the Existing Notes.
On January 5, 2011, Realogy completed private exchange offers, relating to its then outstanding Existing Notes (the “Debt Exchange Offering”). As a result of the Debt Exchange Offering, $2,110 million of Existing Notes were tendered for Convertible Notes due 2018, $632 million of Existing Notes due 2014 and 2015 were tendered for Extended Maturity Notes due 2017 and 2018 and $303 million of Existing Notes remained outstanding.
Effective February 3, 2011, we entered into a first amendment to our senior secured credit facility (the “Senior Secured Credit Facility Amendment”) and an incremental assumption agreement, which resulted in the following: (i) extended the maturity of a significant portion of our first lien term loans to October 10, 2016; (ii) extended the maturity of a significant portion of the loans and commitments under our revolving credit facility to April 10, 2016, and converted a portion of the extended revolving loans to extended term loans ($98 million in the aggregate); (iii) extended the maturity of a significant portion of the commitments under our synthetic letter of credit facility to October 10, 2016; and (iv) allowed for the issuance of First and a Half Lien Notes, which would not be counted as senior secured debt for purposes of determining the Company's compliance with the senior secured leverage ratio covenant under the Senior Secured Credit Facility.
On February 3, 2011, the Company issued $700 million aggregate principal amount of Existing First and a Half Lien Notes due 2019 in a private offering exempt from the registration requirements of the Securities Act, the net proceeds of which, along with cash on hand, were used to prepay $700 million of certain of the first lien term loans that were extended in connection with the Senior Secured Credit Facility Amendment.
On February 2, 2012, Realogy issued $593 million of First Lien Notes due 2020 and $325 million of New First and a Half Lien Notes due 2020 in a private offering exempt from the registration requirements of the Securities Act, referred to herein as the “2012 Senior Secured Notes Offering.” The Company used the proceeds from the offering, of approximately $918 million, to: (i) prepay $629 million of its non-extended term loan borrowings under its senior secured credit facility which were due to mature in October 2013, (ii) repay all of the $133 million in outstanding borrowings under its non-extended revolving credit facility which was due to mature in April 2013, and (iii) repay $156 million of the outstanding borrowings under its extended revolving credit facility. In conjunction with the repayments of $289 million described in clauses (ii) and (iii), the Company reduced the commitments under its non-extended revolving credit facility by a like amount, thereby terminating the non-extended revolving credit facility.
***
Senior Secured Credit Facility
The Senior Secured Credit Facility consists of (i) term loan facilities, (ii) revolving credit facilities, (iii) a synthetic letter of credit facility (the facilities described in clauses (i), (ii) and (iii), as amended by the Senior Secured Credit Facility Amendment, collectively referred to as the “First Lien Facilities”), and (iv) an incremental (or accordion) loan facility, a portion of which as summarized above was utilized in connection with the incurrence of Second Lien Loans. Realogy uses the revolving credit facility for, among other things, working capital and other general corporate purposes.
The loans under the First Lien Facilities (the “First Lien Loans”) are secured to the extent legally permissible by substantially all of the assets of Realogy, Intermediate and all of their domestic subsidiaries, other than certain excluded subsidiaries, including but not limited to (i) a first-priority pledge of substantially all capital stock held by Realogy or any subsidiary guarantor (which pledge, with respect to obligations in respect of the borrowings secured by a pledge of the stock of any first-tier foreign subsidiary, is limited to 100% of the non-voting stock (if any) and 65% of the voting stock of such foreign subsidiary), and (ii) perfected first-priority security interests in substantially all tangible and intangible assets of Realogy and each subsidiary guarantor, subject to certain exceptions.
The Second Lien Loans are secured by liens on the assets of Realogy, Intermediate and by the subsidiary guarantors that secure the First Lien Loans. However, such liens are junior in priority to the First Lien Loans, the First Lien Notes and the First and a Half Lien Notes. The Second Lien Loans bear interest at a rate of 13.50% per year and interest payments are payable semi-annually with the first interest payment made on April 15, 2010. The Second Lien Loans mature on October 15, 2017 and there are no required amortization payments.
The senior secured credit facility also provides for a synthetic letter of credit facility which is for: (i) the support of Realogy’s obligations with respect to Cendant contingent and other liabilities assumed under the Separation and Distribution Agreement and (ii) general corporate purposes in an amount not to exceed $100 million. The synthetic letter of credit facility capacity is $186 million at June 30, 2012, of which $43 million will expire in October 2013 and $143 million will expire in October 2016. As of June 30, 2012, the capacity was being utilized by a $70 million letter of credit with Cendant for any remaining potential contingent obligations and $100 million of letters of credit for general corporate purposes.
Realogy’s senior secured credit facility contains financial, affirmative and negative covenants and requires Realogy to maintain a senior secured leverage ratio not to exceed a maximum amount on the last day of each fiscal quarter. Specifically, Realogy’s total senior secured net debt to trailing twelve month EBITDA may not exceed 4.75 to 1.0. EBITDA, as defined in the senior secured credit facility, includes certain adjustments and is calculated on a “pro forma” basis for purposes of calculating the senior secured leverage ratio. In this report, the Company refers to the term “Adjusted EBITDA” to mean EBITDA as so defined for purposes of determining compliance with the senior secured leverage covenant. Total senior secured net debt does not include the First and a Half Lien Notes, other indebtedness secured by a lien on our assets pari passu or junior in priority to the liens securing the First and a Half Lien Notes, including the Second Lien Loans, our securitization obligations or the unsecured notes. At June 30, 2012, Realogy’s senior secured leverage ratio was 4.08 to 1.0.
Realogy has the right to cure an event of default of the senior secured leverage ratio in three of any of the four consecutive quarters through the issuance of additional Intermediate equity for cash, which would be infused as capital into Realogy. The effect of such infusion would be to increase Adjusted EBITDA for purposes of calculating the senior secured leverage ratio for the applicable twelve-month period and reduce net senior secured indebtedness upon actual receipt of such capital. If Realogy is unable to maintain compliance with the senior secured leverage ratio and fails to remedy a default through an equity cure as described above, there would be an “event of default” under the senior secured credit facility. Other events of default under the senior secured credit facility include, without limitation, nonpayment, material misrepresentations, insolvency, bankruptcy, certain material judgments, change of control and cross-events of default on material indebtedness.
If an event of default occurs under the senior secured credit facility, and Realogy fails to obtain a waiver from the lenders, Realogy’s financial condition, results of operations and business would be materially adversely affected. Upon the occurrence of an event of default under the senior secured credit facility, the lenders:

•	would not be required to lend any additional amounts to Realogy;

•	could elect to declare all borrowings outstanding, together with accrued and unpaid interest and fees, to be due and payable;

•	could require Realogy to apply all of its available cash to repay these borrowings; or

•	could prevent Realogy from making payments on the First and a Half Lien Notes or the unsecured notes;
any of which could result in an event of default under the First and a Half Lien Notes, the unsecured notes and the Company’s Apple Ridge Funding LLC securitization program.
If the Company were unable to repay those amounts, the lenders under the senior secured credit facility could proceed against the collateral granted to secure the senior secured credit facility, which assets also secure its other secured indebtedness. The Company has pledged the majority of its assets as collateral to secure such indebtedness. If the lenders under the senior secured credit facility were to accelerate the repayment of borrowings, then the Company may not have sufficient assets to repay the senior secured credit facility and its other indebtedness, including the First Lien Notes, the First and a Half Lien Notes, the Second Lien Loans and the Unsecured Notes, or be able to borrow sufficient funds to refinance such indebtedness. Even if the Company is able to obtain new financing, it may not be on commercially reasonable terms, or terms that are acceptable to the Company.
First Lien Notes
The $593 million of First Lien Notes are senior secured obligations of the Company and mature on January 15, 2020. The First Lien Notes bear interest at a rate of 7.625% per annum and interest is payable semiannually on January 15 and July 15 of each year (the first interest payment was July 15, 2012). The First Lien Notes are guaranteed on a senior secured basis by Intermediate and each domestic subsidiary of the Company that is a guarantor under the Senior Secured Credit Facility and certain of the Company's outstanding securities. The First Lien Notes are also guaranteed by Holdings, on an unsecured senior subordinated basis. The First Lien Notes are secured by the same collateral as the Company’s existing secured obligations under its Senior Secured Credit Facility. The priority of the collateral liens securing the First Lien Notes is (i) equal to the collateral liens securing the Company's first lien obligations under the Senior Secured Credit Facility, (ii) senior to the collateral liens securing the Company’s other secured obligations not secured by a first priority lien, including the First and a Half Lien Notes and the Second Lien Loans.
First and a Half Lien Notes
The First and a Half Lien Notes are senior secured obligations of the Company. The $700 million of Existing First and a Half Lien Notes mature on February 15, 2019 and bear interest at a rate of 7.875% per annum, payable semiannually on February 15 and August 15 of each year. The New First and a Half Lien Notes mature on January 15, 2020. The $325 million of New First and a Half Lien Notes bear interest at a rate of 9.0% per annum and interest is payable semiannually on January 15 and July 15 of each year (the first interest payment date was July 15, 2012). The First and a Half Lien Notes are guaranteed on a senior secured basis by Intermediate and each domestic subsidiary of Realogy that is a guarantor under the Senior Secured Credit Facility and certain of Realogy's outstanding securities. The First and a Half Lien Notes are also guaranteed by Holdings, on an unsecured senior subordinated basis. The First and a Half Lien Notes are secured by the same collateral as the Company’s existing secured obligations under its Senior Secured Credit Facility, but the priority of the collateral liens securing the First and a Half Lien Notes is (i) junior to the collateral liens securing the Company’s first lien obligations under its Senior Secured Credit Facility and the First Lien Notes, and (ii) senior to the collateral liens securing the Second Lien Loans. The priority of the collateral liens securing each series of the First and a Half Lien Notes is equal to one another.
Other Bank Indebtedness
Realogy has separate revolving U.S. credit facilities under which it could borrow up to $100 million at June 30, 2012 and $125 million at December 31, 2011 and a separate U.K. credit facility under which it could borrow up to £5 million ($8 million) at June 30, 2012 and December 31, 2011. These facilities are not secured by assets of Realogy or any of its subsidiaries but are supported by letters of credit issued under the senior secured credit facility, including the synthetic letter of credit facility. The facilities generally have a one-year term with certain options for renewal. As of June 30, 2012, Realogy had outstanding borrowings of $105 million under these credit facilities. Realogy has $5 million outstanding on an $8 million capacity facility which expires in August 2012, $50 million due in January 2013 and $50 million due in July 2013. For the six months ended June 30, 2012 and June 30, 2011, the weighted average interest rate under the U.S. credit facilities was 2.9% with interest payable either monthly or quarterly.
Unsecured Notes
On April 10, 2007, Realogy issued in a private placement $1,700 million of Senior Notes due 2014, $550 million of Senior Toggle Notes due 2014 and $875 million of Senior Subordinated Notes due 2015. On February 15, 2008, Realogy completed an exchange offer to register the privately placed notes under the Securities Act. The registration statement was filed on Form S-4 (File No. 333-148153 declared effective by the SEC on January 9, 2008). The term "Existing Notes" refers to the privately placed notes and the exchange notes. On January 5, 2011, Realogy settled the Debt Exchange Offering to exchange its Existing Senior Notes and the 12.375% Senior Subordinated Notes for the Extended Maturity Notes and the Convertible Notes. On the settlement date of the Debt Exchange Offering, Realogy issued (i) $492 million aggregate principal amount of 11.50% Senior Notes, (ii) $130 million aggregate principal amount of 12.00% Senior Notes and (iii) $10 million aggregate principal amount of 13.375% Senior Subordinated Notes.
The 10.50% Senior Notes mature on April 15, 2014 and bear interest payable semiannually on April 15 and October 15 of each year. The 11.50% Senior Notes mature on April 15, 2017 and bear interest payable semiannually on April 15 and October 15 of each year.
The Senior Toggle Notes mature on April 15, 2014. Interest is payable semiannually on April 15 and October 15 of each year. For any interest payment period after the initial interest payment period and through October 15, 2011, Realogy had the option to pay interest on the Senior Toggle Notes (i) entirely in cash (“Cash Interest”), (ii) entirely by increasing the principal amount of the outstanding Senior Toggle Notes or by issuing Senior Toggle Notes (“PIK Interest”), or (iii) 50% as Cash Interest and 50% as PIK Interest. Cash Interest on the Senior Toggle Notes accrues at a rate of 11.00% per annum. PIK Interest on the Senior Toggle Notes accrues at the Cash Interest rate per annum plus 0.75%. Beginning with the interest period which ended October 2008 through the interest period which ended April 2011, Realogy elected to satisfy its interest payment obligations by issuing additional Senior Toggle Notes. Realogy elected to pay Cash Interest for the interest period commencing April 15, 2011 and is required to make all future interest payments on the Senior Toggle Notes entirely in cash until they mature.
Realogy would be subject to certain interest deduction limitations if the Senior Toggle Notes were treated as “applicable high yield discount obligations” (“AHYDO”) within the meaning of Section 163(i)(1) of the Internal Revenue Code, as amended. In order to avoid such treatment, Realogy is required to redeem for cash a portion of each Senior Toggle Note outstanding on April 15, 2012 for the periods that Realogy elected to pay PIK Interest. As a result, on April 16, 2012, Realogy redeemed $11 million principal amount of the outstanding Senior Toggle Notes.
The 12.00% Senior Notes mature on April 15, 2017 and bear interest payable semiannually on April 15 and October 15 of each year. The 12.375% Senior Subordinated Notes mature on April 15, 2015 and bear interest payable semiannually on April 15 and October 15 of each year. The 13.375% Senior Subordinated Notes mature on April 15, 2018 and bear interest payable on April 15 and October 15 of each year.
The Senior Notes are guaranteed on an unsecured senior basis, and the Senior Subordinated Notes are guaranteed on an unsecured senior subordinated basis, in each case, by each domestic subsidiary of Realogy that is a guarantor under the senior secured credit facility or certain of Realogy's outstanding securities. The Senior Notes are guaranteed by Holdings on an unsecured senior subordinated basis and the Senior Subordinated Notes are guaranteed by Holdings on an unsecured junior subordinated basis.
On June 24, 2011, Realogy completed offers of exchange notes for Extended Maturity Notes issued in the Debt Exchange Offering. The term “exchange notes” refers to the 11.50% Senior Notes due 2017, the 12.00% Senior Notes due 2017 and the 13.375% Senior Subordinated Notes due 2018, all as registered under the Securities Act, pursuant to a Registration Statement on Form S-4 (File No. 333-173254 declared effective by the SEC on May 20, 2011). Each series of the exchange notes are substantially identical in all material respects to the Extended Maturity Notes of the applicable series issued in the Debt Exchange Offering (except that the new registered exchange notes do not contain terms with respect to additional interest or transfer restrictions). Unless the context otherwise requires, the term “Extended Maturity Notes” refers to the exchange notes.
Convertible Notes
The Series A Convertible Notes, Series B Convertible Notes and Series C Convertible Notes mature on April 15, 2018 and bear interest at a rate per annum of 11.00% payable semiannually on April 15 and October 15 of each year. The Convertible Notes are convertible into Common Stock at any time prior to April 15, 2018. The Series A Convertible Notes and Series B Convertible Notes are initially convertible into 39.0244 shares of Common Stock per $1,000 aggregate principal amount of Series A Convertible Notes and Series B Convertible Notes, which is equivalent to an initial conversion price of approximately $25.625 per share, and the Series C Convertible Notes are initially convertible into 37.0714 shares of Common Stock per $1,000 aggregate principal amount of Series C Convertible Notes, which is equivalent to an initial conversion price of approximately $26.975 per share, subject to adjustment if specified distributions to holders of the Common Stock are made or specified corporate transactions occur, in each case as set forth in the indenture governing the Convertible Notes. The Convertible Notes are guaranteed on an unsecured senior subordinated basis by each of Realogy’s existing and future U.S. subsidiaries that is a guarantor under the senior secured credit facility or that guarantees certain other indebtedness in the future, subject to certain exceptions. The Convertible Notes are guaranteed on an unsecured junior subordinated basis by Holdings.
Following a Qualified Public Offering, Realogy may, at its option, redeem the Convertible Notes, in whole or in part, at a redemption price, payable in cash, equal to 90% of the principal amount of the Convertible Notes to be redeemed plus accrued and unpaid interest.
On March 21, 2012, the SEC declared effective a Registration Statement on Form S-1 (File No. 333-179896) of Holdings and Realogy, which included the effectiveness of a Post-Effective Amendment to the registration statement initially declared effective on June 16, 2011. The Registration Statement registers for resale the outstanding Convertible Notes and the Common Stock of Holdings issuable upon conversion of the Convertible Notes. Offers and sales of the Convertible Notes and Common Stock may be made by selling securityholders named in the registration statement pursuant to the related prospectus, as amended or supplemented from time to time.
Loss on the Early Extinguishment of Debt and Write-Off of Deferred Financing Costs
As a result of the 2012 Senior Secured Notes Offering, the Company recorded a loss on the early extinguishment of debt of $6 million during the six months ended June 30, 2012.
As a result of the 2011 Refinancing Transactions, the Company recorded a loss on the early extinguishment of debt of $36 million and wrote off deferred financing costs of $7 million to interest expense as a result of debt modifications during the six months ended June 30, 2011.
Securitization Obligations
Realogy has secured obligations through Apple Ridge Funding LLC, a securitization program with a borrowing capacity of $400 million and expiration date of December 2013.
In 2010, Realogy, through a special purpose entity, Cartus Financing Limited, entered into agreements providing for a £35 million revolving loan facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012. These Cartus Financing Limited facilities are secured by relocation assets of a U.K. government contract in a special purpose entity and are therefore classified as permitted securitization financings as defined in Realogy’s senior secured credit facility and the indentures governing the Unsecured Notes.
The Apple Ridge entities and Cartus Financing Limited entity are consolidated special purpose entities that are utilized to securitize relocation receivables and related assets. These assets are generated from advancing funds on behalf of clients of Realogy’s relocation business in order to facilitate the relocation of their employees. Assets of these special purpose entities are not available to pay Realogy’s general obligations. Under the Apple Ridge program, provided no termination or amortization event has occurred, any new receivables generated under the designated relocation management agreements are sold into the securitization program and as new eligible relocation management agreements are entered into, the new agreements are designated to the program. The Apple Ridge program has restrictive covenants and trigger events, including performance triggers linked to the age and quality of the underlying assets, foreign obligor limits, multicurrency limits, financial reporting requirements, restrictions on mergers and change of control, breach of Realogy’s senior secured leverage ratio under Realogy’s senior secured credit facility if uncured, and cross-defaults to Realogy’s credit agreement, unsecured and secured notes or other material indebtedness. The occurrence of a trigger event under the Apple Ridge securitization facility could restrict our ability to access new or existing funding under this facility or result in termination of the facility, either of which would adversely affect the operation of our relocation business.
Certain of the funds that the Company receives from relocation receivables and related assets must be utilized to repay securitization obligations. These obligations were collateralized by $393 million and $366 million of underlying relocation receivables and other related relocation assets at June 30, 2012 and December 31, 2011, respectively. Substantially all relocation related assets are realized in less than twelve months from the transaction date. Accordingly, all of the Company’s securitization obligations are classified as current in the accompanying Condensed Consolidated Balance Sheets.
Interest incurred in connection with borrowings under these facilities amounted to $2 million and $4 million for the three and six months ended June 30, 2012, respectively and $2 million and $3 million for the three and six months ended June 30, 2011, respectively. This interest is recorded within net revenues in the accompanying Consolidated Statements of Operations as related borrowings are utilized to fund the Company’s relocation business where interest is generally earned on such assets. These securitization obligations represent floating rate debt for which the average weighted interest rate was 3.5% and 1.9% for the six months ended June 30, 2012 and 2011, respectively.

SHORT AND LONG-TERM DEBT
Total indebtedness is as follows:

	December 31,
	2011	2010
Senior Secured Credit Facility:
Non-extended revolving credit facility	$78	$—
Extended revolving credit facility	97	—
Non-extended term loan facility	629	3,059
Extended term loan facility	1,822	—
First and a Half Lien Notes	700	—
Second Lien Loans	650	650
Other bank indebtedness	133	163
Existing Notes:
10.50% Senior Notes	64	1,688
11.00%/11.75% Senior Toggle Notes	52	468
12.375% Senior Subordinated Notes	187	864
Extended Maturity Notes:
11.50% Senior Notes	489	—
12.00% Senior Notes	129	—
13.375% Senior Subordinated Notes	10	—
11.00% Convertible Notes	2,110	—
Securitization Obligations:
Apple Ridge Funding LLC	296	296
Cartus Financing Limited	31	35
	$7,477	$7,223

Indebtedness Table
As of December 31, 2011, the total capacity, outstanding borrowings and available capacity under the Company’s borrowing arrangements were as follows:

	Interest Rate	Expiration Date	Total Capacity	Outstanding Borrowings	Available Capacity
Senior Secured Credit Facility:
Non-extended revolving credit facility (1)	(2)	April 2013	$289	$78	$158
Extended revolving credit facility (1)	(2)	April 2016	363	97	200
Non-extended term loan facility	(3)	October 2013	629	629	—
Extended term loan facility	(3)	October 2016	1,822	1,822	—
Existing First and a Half Lien Notes	7.875%	February 2019	700	700	—
Second Lien Loans	13.50%	October 2017	650	650	—
Other bank indebtedness (4)		Various	133	133	—
Existing Notes:
Senior Notes	10.50%	April 2014	64	64	—
Senior Toggle Notes	11.00%	April 2014	52	52	—
Senior Subordinated Notes (5)	12.375%	April 2015	190	187	—
Extended Maturity Notes:
Senior Notes (6)	11.50%	April 2017	492	489	—
Senior Notes (7)	12.00%	April 2017	130	129	—
Senior Subordinated Notes	13.375%	April 2018	10	10	—
Convertible Notes	11.00%	April 2018	2,110	2,110	—
Securitization obligations: (8)
Apple Ridge Funding LLC		December 2013	400	296	104
Cartus Financing Limited (9)		Various	62	31	31
			$8,096	$7,477	$493
_______________

(1)
The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.

(2)
Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.

(3)
Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).

(4)
Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.

(5)	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.

(6)	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.

(7)	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.

(8)	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.

(9)	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.
2012 Senior Secured Notes Offering
On February 2, 2012, Realogy issued $593 million of First Lien Notes and $325 million of New First and a Half Lien Notes, the proceed of which were used to repay amounts outstanding under its senior secured credit facility. The First Lien Notes and the New First and a Half Lien Notes are senior secured obligations of the Company and will mature on January 15, 2020. Interest is payable semiannually on January 15 and July 15 of each year, commencing July 15, 2012. See Note 20, "Subsequent Events" for additional information related to these transactions.
2011 Refinancing Transactions
In January and February of 2011, Realogy completed a series of transactions, referred to herein as the “2011 Refinancing Transactions,” to refinance portions of its senior secured credit facility and unsecured notes.
Debt Exchange Offering
On January 5, 2011, we completed private exchange offers under Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”), relating to its outstanding Existing Notes (the “Debt Exchange Offering”). As a result of the Debt Exchange Offering, $2,110 million of Existing Notes were tendered for Convertible Notes, $632 million of Existing Notes were tendered for Extended Maturity Notes and $303 million of Existing Notes remained outstanding.
Amendment to Senior Secured Credit Facility
Effective February 3, 2011, we entered into a first amendment to our senior secured credit facility (the “Senior Secured Credit Facility Amendment”) and an incremental assumption agreement, which resulted in the following: (i) extended the maturity of a significant portion of our first lien term loans to October 10, 2016 and increased the interest rate with respect to the extended term loans; (ii) extended the maturity of a significant portion of the loans and commitments under our revolving credit facility to April 10, 2016, increased the interest rate with respect to the extended revolving loans and converted a portion of the extended revolving loans to extended term loans ($98 million in the aggregate); (iii) extended the maturity of a significant portion of the commitments under our synthetic letter of credit facility to October 10, 2016 and increased the fee with respect to the extended synthetic letter of credit commitments; and (iv) allowed for the issuance of $700 million aggregate principal amount of Existing First and a Half Lien Notes, the net proceeds of which, along with cash on hand, were used to prepay $700 million of the outstanding extended term loans. The Senior Secured Credit Facility Amendment also provides for the incurrence of additional incremental term loans that are secured on a junior basis to the second lien loans in an aggregate amount not to exceed $350 million.
Issuance of Existing First and a Half Lien Notes
On February 3, 2011, the Company issued $700 million aggregate principal amount of Existing First and a Half Lien Notes in a private offering exempt from the registration requirements of the Securities Act. The Existing First and a Half Lien Notes are secured by substantially the same collateral as the Company’s existing secured obligations under its senior secured credit facility, but the priority of the collateral liens securing the Existing First and a Half Lien Notes is (i) junior to the collateral liens securing the Company’s first lien obligations under its senior secured credit facility and (ii) senior to the collateral liens securing the Company’s second lien obligations under its senior secured credit facility. The Existing First and a Half Lien Notes mature on February 1, 2019 and bear interest at a rate of 7.875% per annum, payable semiannually on February 15 and August 15 of each year.
As discussed above, the net proceeds from the offering of the First and a Half Lien Notes, along with cash on hand, were used to prepay $700 million of certain of the first lien term loans that were extended in connection with the Senior Secured Credit Facility Amendment.
Senior Secured Credit Facility
Realogy has a senior secured credit facility which consists of (i) term loan facilities, (ii) revolving credit facilities, (iii) a synthetic letter of credit facility (the facilities described in clauses (i), (ii) and (iii), as amended by the Senior Secured Credit Facility Amendment, collectively referred to as the “First Lien Facilities”), and (iv) an incremental (or accordion) loan facility, a portion of which was utilized in connection with the incurrence of Second Lien Loans in 2009 as described below.
The extended term loans do not require any scheduled amortization of principal. The non-extended term loan facility will continue to provide for quarterly amortization payments totaling 1% per annum of the principal amount of the non-extended term loans.
Realogy uses the revolving credit facility for, among other things, working capital and other general corporate purposes. The loans under the First Lien Facilities (the “First Lien Loans”) are secured to the extent legally permissible by substantially all of the assets of Realogy, Intermediate and the subsidiary guarantors, including but not limited to (i) a first-priority pledge of substantially all capital stock held by Realogy or any subsidiary guarantor (which pledge, with respect to obligations in respect of the borrowings secured by a pledge of the stock of any first-tier foreign subsidiary, is limited to 100% of the non-voting stock (if any) and 65% of the voting stock of such foreign subsidiary), and (ii) perfected first-priority security interests in substantially all tangible and intangible assets of Realogy and each subsidiary guarantor, subject to certain exceptions.
In late 2009, Realogy incurred $650 million of Second Lien Loans (the "Second Lien Loans"). The Second Lien Loans are secured by liens on the assets of Realogy and by the guarantors that secure the First Lien Loans. However, such liens are junior in priority to the First Lien Loans and the First and a Half Lien Notes. The Second Lien Loans interest payments are payable semi-annually on April 15 and October 15 of each year. The Second Lien Loans mature on October 15, 2017 and there are no required amortization payments.
The senior secured credit facility also provides for a synthetic letter of credit facility which is for: (i) the support of Realogy’s obligations with respect to Cendant contingent and other liabilities assumed under the Separation and Distribution Agreement and (ii) general corporate purposes in an amount not to exceed $100 million. The synthetic letter of credit facility capacity is $187 million at December 31, 2011, of which $43 million will expire in October 2013 and $144 million will expire in October 2016. As of December 31, 2011, the capacity was being utilized by a $70 million letter of credit with Cendant for any remaining potential contingent obligations and $100 million of letters of credit for general corporate purposes.
Realogy’s senior secured credit facility contains financial, affirmative and negative covenants and requires Realogy to maintain a senior secured leverage ratio not to exceed a maximum amount on the last day of each fiscal quarter. Specifically, Realogy’s total senior secured net debt to trailing twelve month EBITDA may not exceed 4.75 to 1.0. EBITDA, as defined in the senior secured credit facility, includes certain adjustments and is calculated on a “pro forma” basis for purposes of calculating the senior secured leverage ratio. In this report, the Company refers to the term “Adjusted EBITDA” to mean EBITDA as so defined for purposes of determining compliance with the senior secured leverage covenant. Total senior secured net debt does not include the First and a Half Lien Notes, Second Lien Loans, other bank indebtedness not secured by a first lien on Realogy or its subsidiaries assets, securitization obligations or the Unsecured Notes (as defined below). At December 31, 2011, Realogy’s senior secured leverage ratio was 4.44 to 1.0. After giving effect to the 2012 Senior Secured Notes Offering, Realogy's senior secured leverage ratio would have been 3.87 to 1.0 at December 31, 2011.
Based upon Realogy’s financial forecast, Realogy believes that it will continue to be in compliance with the senior secured leverage ratio during the next twelve months. While the housing market has shown signs of stabilization, there remains substantial uncertainty with respect to the timing and scope of a housing recovery and if a housing recovery is delayed or is weak, Realogy may be subject to additional pressure in maintaining compliance with its senior secured leverage ratio.
To maintain compliance with the senior secured leverage ratio for the twelve-month periods ending March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 (or to avoid an event of default thereof), the Company will need to achieve a certain amount of Adjusted EBITDA and/or reduced levels of total senior secured net debt. The factors that will impact the foregoing include: (a) changes in sales volume and/or the price of existing homesales, (b) the ability to continue to implement cost-savings and business productivity enhancement initiatives, (c) increasing new franchise sales, sales associate recruitment and/or brokerage and other acquisitions, (d) obtaining additional equity financing from our parent company, (e) obtaining additional debt or equity financing from third party sources, or (f) a combination thereof. Factors (b) through (e) may be insufficient to overcome macroeconomic conditions affecting the Company.
Realogy has the right to cure an event of default of the senior secured leverage ratio in three of any of the four consecutive quarters through the issuance of additional Holdings equity for cash, which would be infused as capital into Realogy. The effect of such infusion would be to increase Adjusted EBITDA for purposes of calculating the senior secured leverage ratio for the applicable twelve-month period and reduce net senior secured indebtedness upon actual receipt of such capital. If Realogy is unable to maintain compliance with the senior secured leverage ratio and fails to remedy a default through an equity cure as described above, there would be an “event of default” under the senior secured credit facility. Other events of default under the senior secured credit facility include, without limitation, nonpayment, material misrepresentations, insolvency, bankruptcy, certain material judgments, change of control and cross-events of default on material indebtedness.
If an event of default occurs under the senior secured credit facility, and Realogy fails to obtain a waiver from the lenders, Realogy’s financial condition, results of operations and business would be materially adversely affected. Upon the occurrence of an event of default under the senior secured credit facility, the lenders:

•	would not be required to lend any additional amounts to Realogy;

•	could elect to declare all borrowings outstanding, together with accrued and unpaid interest and fees, to be due and payable;

•	could require Realogy to apply all of its available cash to repay these borrowings; or

•	could prevent Realogy from making payments on the First and a Half Lien Notes or the Unsecured Notes;
any of which could result in an event of default under the First and a Half Lien Notes, the Unsecured Notes and the Company’s Apple Ridge Funding LLC securitization program.
Other Bank Indebtedness
Realogy has separate revolving U.S. credit facilities under which it could borrow up to $125 million at December 31, 2011 and $155 million at December 31, 2010 and a separate U.K. credit facility under which it could borrow up to £5 million at December 31, 2011 and 2010. These facilities are not secured by assets of Realogy or any of its subsidiaries but are supported by letters of credit issued under the senior secured credit facility. The facilities generally have a one-year term with certain options for renewal. As of December 31, 2011, Realogy had outstanding borrowings of $133 million under these credit facilities with $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million. For the year ended December 31, 2011 and 2010, the weighted average interest rate under the U.S. credit facilities was 2.9% and 3.0%, respectively, and under the U.K. credit facility was 2.5% and 2.5%, respectively, with interest payable either monthly or quarterly.
Unsecured Notes
On April 10, 2007, Realogy issued $1,700 million of Senior Notes, $550 million of Senior Toggle Notes and $875 million of Senior Subordinated Notes.
On January 5, 2011, Realogy consummated the Debt Exchange Offering for a portion of its Existing Notes pursuant to which Realogy issued the Extended Maturity Notes and three series of Convertible Notes. Pursuant to the Debt Exchange Offering, $2,110 million aggregate principal amount of the Existing Notes were tendered for Convertible Notes, which are convertible at the holder’s option into Class A Common Stock, and $632 million aggregate principal amount of the Existing Notes were tendered for the Extended Maturity Notes.
As a result of the Debt Exchange Offering, Realogy extended the maturity of $2,742 million aggregate principal amount of the Unsecured Notes to 2017 and 2018, leaving $303 million aggregate principal amount of Existing Notes that mature in 2014 and 2015. In addition, pursuant to the terms of the indenture governing the terms of the Convertible Notes, the Convertible Notes are redeemable at Realogy’s option at a price equal to 90% of the principal amount thereof, plus accrued and unpaid interest to the date of redemption upon a Qualified Public Offering.
The 10.50% Senior Notes mature on April 15, 2014 and bear interest payable semiannually on April 15 and October 15 of each year. The 11.50% Senior Notes mature on April 15, 2017 and bear interest payable semiannually on April 15 and October 15 of each year.
The Senior Toggle Notes mature on April 15, 2014. Interest is payable semiannually on April 15 and October 15 of each year. For any interest payment period after the initial interest payment period and through October 15, 2011, Realogy had the option to pay interest on the Senior Toggle Notes (i) entirely in cash (“Cash Interest”), (ii) entirely by increasing the principal amount of the outstanding Senior Toggle Notes or by issuing Senior Toggle Notes (“PIK Interest”), or (iii) 50% as Cash Interest and 50% as PIK Interest. Cash Interest on the Senior Toggle Notes accrues at a rate of 11.00% per annum. PIK Interest on the Senior Toggle Notes accrues at the Cash Interest rate per annum plus 0.75%. Beginning with the interest period which ended October 2008 through the interest period which ended April 2011, Realogy elected to satisfy its interest payment obligations by issuing additional Senior Toggle Notes. Realogy elected to pay Cash Interest for the interest period commencing April 15, 2011 and is required to make all future interest payments on the Senior Toggle Notes entirely in cash until they mature.
Realogy would be subject to certain interest deduction limitations if the Senior Toggle Notes were treated as “applicable high yield discount obligations” (“AHYDO”) within the meaning of Section 163(i)(1) of the Internal Revenue Code, as amended. In order to avoid such treatment, Realogy is required to redeem for cash a portion of each Senior Toggle Note then outstanding at the end of the accrual period ending in April 2012. The portion of a Senior Toggle Note required to be redeemed is an amount equal to the excess of the accrued original issue discount as of the end of such accrual period, less the amount of interest paid in cash on or before such date, less the first-year yield (the issue price of the debt instrument multiplied by its yield to maturity). For the periods that Realogy elected to pay PIK Interest, Realogy will be required to repay approximately $11 million in April 2012.
The 12.00% Senior Notes mature on April 15, 2017 and bear interest payable semiannually on April 15 and October 15 of each year. The 12.375% Senior Subordinated Notes mature on April 15, 2015 and bear interest payable semiannually on April 15 and October 15 of each year. The 13.375% Senior Subordinated Notes mature on April 15, 2018 and bear interest payable on April 15 and October 15 of each year.
The Senior Notes are guaranteed on an unsecured senior basis, and the Senior Subordinated Notes are guaranteed on an unsecured senior subordinated basis, in each case, by each of Realogy’s existing and future U.S. subsidiaries that is a guarantor under the senior secured credit facility or that guarantees certain other indebtedness in the future, subject to certain exceptions. The Senior Notes are guaranteed by Holdings on an unsecured senior subordinated basis and the Senior Subordinated Notes are guaranteed by Holdings on an unsecured junior subordinated basis.
On June 24, 2011, Realogy completed offers of exchange notes for Extended Maturity Notes issued in the Debt Exchange Offering. The term “exchange notes” refers to the 11.50% Senior Notes due 2017, the 12.00% Senior Notes due 2017 and the 13.375% Senior Subordinated Notes due 2018, all as registered under the Securities Act, pursuant to a Registration Statement on Form S-4 (File No. 333-173254 declared effective by the SEC on May 20, 2011). Each series of the exchange notes are substantially identical in all material respects to the Extended Maturity Notes of the applicable series issued in the Debt Exchange Offering (except that the new registered exchange notes do not contain terms with respect to additional interest or transfer restrictions). Unless the context otherwise requires, the term “Extended Maturity Notes” refers to the exchange notes.
Convertible Notes
The Series A Convertible Notes, Series B Convertible Notes and Series C Convertible Notes mature on April 15, 2018 and bear interest at a rate per annum of 11.00% payable semiannually on April 15 and October 15 of each year. The Convertible Notes are convertible into Class A Common Stock at any time prior to April 15, 2018. The Series A Convertible Notes and Series B Convertible Notes are initially convertible into 39.0244 shares of Class A Common Stock per $1,000 aggregate principal amount of Series A Convertible Notes and Series B Convertible Notes, which is equivalent to an initial conversion price of approximately $25.625 per share, and the Series C Convertible Notes are initially convertible into 37.0714 shares of Class A Common Stock per $1,000 aggregate principal amount of Series C Convertible Notes, which is equivalent to an initial conversion price of approximately $26.975 per share, subject to adjustment if specified distributions to holders of the Class A Common Stock are made or specified corporate transactions occur, in each case as set forth in the indenture governing the Convertible Notes. The Convertible Notes are guaranteed on an unsecured senior subordinated basis by each of Realogy’s existing and future U.S. subsidiaries that is a guarantor under the senior secured credit facility or that guarantees certain other indebtedness in the future, subject to certain exceptions. The Convertible Notes are guaranteed on an unsecured junior subordinated basis by Holdings.
Following a Qualified Public Offering, Realogy may, at its option, redeem the Convertible Notes, in whole or in part, at a redemption price, payable in cash, equal to 90% of the principal amount of the Convertible Notes to be redeemed plus accrued and unpaid interest thereon to, but excluding, the redemption date.
On June 16, 2011, the SEC declared effective a Registration Statement on Form S-1 (File No. 333-173250) of Holdings and Realogy, registering for resale the outstanding Convertible Notes and the Class A Common Stock of Holdings issuable upon conversion of the Convertible Notes. Offers and sales of the Convertible Notes and Class A Common Stock may be made by selling securityholders pursuant to the June 2011 Final Prospectus as amended or supplemented from time to time.
Loss (Gain) on the Early Extinguishment of Debt and Write-off of Deferred Financing Costs
As a result of the 2011 Refinancing Transactions, the Company recorded a loss on the early extinguishment of debt of $36 million and wrote off deferred financing costs of $7 million to interest expense as a result of debt modifications during the year ended December 31, 2011.
On September 24, 2009, Realogy and certain affiliates of Apollo entered into an agreement with a third party pursuant to which Realogy exchanged approximately $221 million aggregate principal amount of Senior Toggle Notes held by it for $150 million aggregate principal amount of Second Lien Loans. The third party also sold the balance of the Senior Toggle Notes it held for cash to an affiliate of Apollo in a privately negotiated transaction and used a portion of the cash proceeds to participate as a lender in the Second Lien Loan transaction. The transaction with the third party closed concurrently with the initial closing of the Second Lien Loans. As a result of the exchange, the Company recorded a gain on the extinguishment of debt of $75 million.
Securitization Obligations
Realogy has secured obligations through Apple Ridge Funding LLC, a securitization program which was due to expire in April 2012. On December 14, 2011, Realogy entered into agreements to amend and extend the existing Apple Ridge Funding LLC securitization program. The maturity date has been extended until December 2013. The maximum borrowing capacity remained at $400 million.
In 2010, Realogy, through a special purpose entity, Cartus Financing Limited, entered into agreements providing for a £35 million revolving loan facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012. These Cartus Financing Limited facilities are secured by relocation assets of a U.K. government contract in a special purpose entity and are therefore classified as permitted securitization financings as defined in Realogy’s senior secured credit facility and the indentures governing the Unsecured Notes.
The Apple Ridge entities and Cartus Financing Limited entity are consolidated special purpose entities that are utilized to securitize relocation receivables and related assets. These assets are generated from advancing funds on behalf of clients of Realogy’s relocation business in order to facilitate the relocation of their employees. Assets of these special purpose entities are not available to pay Realogy’s general obligations. Under the Apple Ridge program, provided no termination or amortization event has occurred, any new receivables generated under the designated relocation management agreements are sold into the securitization program and as new eligible relocation management agreements are entered into, the new agreements are designated to the program. The Apple Ridge program has restrictive covenants and trigger events, including performance triggers linked to the age and quality of the underlying assets, foreign obligor limits, multicurrency limits, financial reporting requirements, restrictions on mergers and change of control, breach of Realogy’s senior secured leverage ratio under Realogy’s senior secured credit facility if uncured, and cross-defaults to Realogy’s credit agreement, unsecured and secured notes or other material indebtedness. The occurrence of a trigger event under the Apple Ridge securitization facility could restrict our ability to access new or existing funding under this facility or result in termination of the facility, either of which would adversely affect the operation of our relocation business.
Certain of the funds that the Company receives from relocation receivables and related assets must be utilized to repay securitization obligations. These obligations were collateralized by $366 million and $393 million of underlying relocation receivables and other related relocation assets at December 31, 2011 and 2010, respectively. Substantially all relocation related assets are realized in less than twelve months from the transaction date. Accordingly, all of the Company’s securitization obligations are classified as current in the accompanying Consolidated Balance Sheets.
Interest incurred in connection with borrowings under these facilities amounted to $6 million and $7 million for the year ended December 31, 2011 and 2010, respectively. This interest is recorded within net revenues in the accompanying Consolidated Statements of Operations as related borrowings are utilized to fund the Company’s relocation business where interest is generally earned on such assets. These securitization obligations represent floating rate debt for which the average weighted interest rate was 2.1% and 2.4% for the year ended December 31, 2011 and 2010, respectively.